Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Inflation Linked Bond Fund
Entity Central Index Key	0001553197
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
American Funds Inflation Linked Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class A
Trading Symbol	BFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 5.71% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class A (with sales charge) *	3.07%	1.48%	1.70%
American Funds Inflation Linked Bond Fund — Class A (without sales charge) *	5.71%	1.98%	1.96%
Bloomberg U.S. Aggregate Index †	6.88%	(0.01) %	1.52%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	6.26%	2.27%	2.29%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class C
Trading Symbol	BFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.97% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio
to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class C (with sales charge) 2	3.97%	1.28%	1.29%
American Funds Inflation Linked Bond Fund — Class C (without sales charge) 2	4.97%	1.28%	1.29%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class T
Trading Symbol	TILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 5.95% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class T (with sales charge) 2	3.32%	1.78%	2.05%
American Funds Inflation Linked Bond Fund — Class T (without sales charge) 2	5.95%	2.28%	2.39%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.43%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.56%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund stat istics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-1
Trading Symbol	BFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.63% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class F-1 2	5.63%	1.98%	1.88%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net a sse ts (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-2
Trading Symbol	BFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.04% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticip atio
n of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class F-2 2	6.04%	2.27%	2.17%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-3
Trading Symbol	FILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (b ased on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.19% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class F-3 2	6.19%	2.38%	2.49%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.52%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.57%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-A
Trading Symbol	CNLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.63% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-A (with sales charge) 2	2.99%	1.45%	1.64%
American Funds Inflation Linked Bond Fund — Class 529-A (without sales charge) 2	5.63%	1.97%	1.90%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-A shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-C
Trading Symbol	CNLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 148	1.44%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.93% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-C (with sales charge) 2	3.93%	1.22%	1.50%
American Funds Inflation Linked Bond Fund — Class 529-C (without sales charge) 2	4.93%	1.22%	1.50%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-C shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-E
Trading Symbol	CNLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 5.59% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-E 2	5.59%	1.77%	1.67%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-E shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-T
Trading Symbol	TLIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.98% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-T (with sales charge) 2	3.34%	1.73%	2.00%
American Funds Inflation Linked Bond Fund — Class 529-T (without sales charge) 2	5.98%	2.24%	2.34%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.43%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.56%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CNLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.89% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-1 2	5.89%	2.17%	2.08%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-1 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.01% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-2 2	6.01%	(0.21) %
Bloomberg U.S. Aggregate Index 3	6.88%	(1.48) %
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	0.66%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FLIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 6.16% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-3 2	6.16%	(0.15) %
Bloomberg U.S. Aggregate Index 3	6.88%	(1.48) %
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	0.66%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-1
Trading Symbol	RILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.93% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-1 2	4.93%	1.24%	1.16%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-2
Trading Symbol	RILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 139	1.36%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.03% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-2 2	5.03%	1.29%	1.19%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-2E
Trading Symbol	RILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 5.28% for the year ended November 30, 2024. That result compares
with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-2E 2	5.28%	1.54%	1.53%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-3
Trading Symbol	RILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.41% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-3 2	5.41%	1.71%	1.61%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-4
Trading Symbol	RILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.72% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the
Fed’s
monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-4 2	5.72%	2.02%	1.92%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-5E
Trading Symbol	RILHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.93% for the year ended November 30, 2024. That result
compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-5E 2	5.93%	2.22%	2.58%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.60%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.76%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-5
Trading Symbol	RILEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.12% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-5 2	6.12%	2.33%	2.21%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Inflation Linked Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-6
Trading Symbol	RILFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 6.07% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-6 *	6.07%	2.38%	2.34%
Bloomberg U.S. Aggregate Index †	6.88%	(0.01) %	1.52%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	6.26%	2.27%	2.29%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 13,549,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.